File No. 333-63881


                     As filed with the SEC on April 19, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                    /X/   Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                                THE BRINSON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (312) 220-7100
                        (Area Code and Telephone Number)

                   209 South LaSalle Street, Chicago, IL 60604
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                                Carolyn M. Burke
                            209 South LaSalle Street
                             Chicago, IL 60604-1295
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Title of Securities Being Registered: Brinson U.S. Bond Fund Class I shares of beneficial interest, $0.001 par value per share, of the U.S. Bond Fund series.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filng become effective on April 19, 1999, pursuant to Rule 485(b).

The Combined Prospectus/Proxy Statement and Statement of Additional Information to this Registration Statement was previously filed with the Securities and Exchange Commission's EDGAR system pursuant to Rule 497(b) on October 27, 1998, (File No. 333-63881) and is incorporated herein by reference to such filing.

                            PART C. OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.
      Indemnification  of the  Registrant's  Trustees is provided for in Article
VII, Sections 2 and 3 of the Registrant's Agreement and Declaration of Trust dated August 9, 1993, as amended through November 23, 1998, as follows:

      Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

      Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

      Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

     Indemnification of the Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided until May 9, 1997 under the following documents:

      (a) Section 12 of the Accounting Services Agreement, between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16/17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Securities and Exchange Commission (the "Commission") on February 15, 1996.

      (b) Section 8 of the Administration Agreement between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16/17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637),filed electronically with the Commission on February 15, 1996.

      (c) Section 14 of the Custodian Agreement between the Registrant and Bankers Trust Company, incorporated herein by reference to Post-Effective Amendment No. 13/14 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 20, 1995.

      (d) Section 19 of the Shareholder Services Agreement between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16/17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on February 15, 1996.

      (e) Section 8 of the Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. are incorporated herein by reference to Post-Effective No. 16/17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on February 15, 1996.

      Effective May 10, 1997, indemnification of the Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

      (a) Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company, succeeded by the Chase Manhattan Bank, and the Registrant on behalf of each series is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

      Effective February 24, 1997, indemnification of Registrant's distributor against certain stated liabilities is provided for in the following document:

      (b) Distribution Agreement between Funds Distributor, Inc. and the Registrant on behalf of each series dated February 24, 1997, as amended through December 10, 1998, incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637) as filed electronically with the Commission on March 1, 1999.


ITEM 16.    EXHIBITS.
      (1)   Copies of the charter of the registrant as now in effect.
            (a) Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21/22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 15, 1998.

            (b) Agreement and Declaration of Trust dated August 19, 1993, as amended through November 23, 1998, of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

      (2)   By-Laws.
            By-Laws of The Brinson Funds dated August 9, 1993, are incorporated herein by reference to Post-Effective Amendment No. 17/18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on August 29, 1996.

      (3)   Voting Trust Agreement.
            Not applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:
            Agreement and Plan of Reorganization is incorporated herein by reference to the Registrant's Combined Prospectus/Proxy Statement dated October 26, 1998, (File No. 333-63881) filed electronically with the Commission pursuant to Rule 497 (b) on October 27, 1998 .

      (5)   Instruments Defining the Rights of Security Holders.
            (a) Form of Specimen Share Certificate of The Brinson Funds is incorporated herein by reference to Post-Effective Amendment No. 21/22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287) and 811-6637), filed electronically with the Commission on September 15, 1998.

            The rights of security holders of The Brinson Funds are further defined in the following sections of The Brinson Funds By-Laws and Agreement and Declaration of Trust :

            a.    By-Laws.
                  See Article II "Voting," Section 7 and Section 10.

            b.    Agreement and Declaration of Trust.
                  See Article III "Shares," Section 1, Section 2 and Section 6.

      (6)   Investment Advisory Contracts.
            Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Bond Fund (f/k/a Brinson U.S. Bond Fund) series is incorporated herein by reference to Post-Effective Amendment No. 21/22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 15, 1998.

      (7)   Underwriting or Distribution Contracts.
            Distribution Agreement dated February 24, 1997, as amended through December 10, 1998, between Funds Distributor, Inc. and the Registrant on behalf of each series is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

      (8) Bonus, Profit Sharing, Pension or Other Similar Contracts. Not applicable.

      (9)   Custodian Agreements.
            Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company, and succeeded by the Chase Manhattan Bank, and the Registrant on behalf of each series, incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

      (10)  Rule 12b-1 Plan and Rule 18f-3 Plan.
            (a) Amended Distribution Plan dated February 21, 1995, as amended through December 10, 1998, relating to the UBS Investment Fund class of shares (f/k/a the SwissKey Fund Class) of each series is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

            (b) Distribution Plan dated June 30, 1997, as amended through December 10, 1998, relating to the Brinson Fund-Class N shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

            (c) Selected Dealer and Selling Agreement as last approved on August 24, 1998, and amended on December 10, 1998 for the UBS Investment Fund class of shares (f/k/a SwissKey Fund Class) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

            (d) The Selected Dealer and Selling Agreements as approved November 24, 1997, and amended on December 10, 1998 on behalf of each series of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 25/26 to the Registrant's Registration Statement on Form N-1A
(File Nos. 33-47287 and 811-6637), filed electronically with the Commission on March 1, 1999.

            (e) Revised Multiple Class Plan dated May 19, 1997, as amended through December 10, 1998, pursuant to Rule 18f-3 on behalf of each series of the Registrant will be filed by Post-Effective Amendment.

      (11)  Opinion of Counsel.
            Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, as to the legality of the securities being registered, is incorporated herein by reference to Post-Effective Amendment No. 22/23 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), filed electronically with the Commission on September 18, 1998.

      (12) Opinion of Counsel Supporting the Tax Matters and Consequences to Shareholders.
            Tax opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, supporting the tax matters and consequences to shareholders discussed in the prospectus, is filed electronically herewith as Exhibit EX-8.

      (13)  Other Material Contracts.
            Not applicable.

      (14)  Other Opinions and Consents.
            (a) Consent of Ernst & Young LLP, independent auditors to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-63881), filed electronically with the Commission on September 21, 1998.

            (b) Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Private Investor Funds, Inc., is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-63881), filed electronically with the Commission on September 21, 1998.

            (c) Consent of PricewaterhouseCoopers LLP, independent auditors to the UBS Investor Portfolios Trust, is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 333-63881), filed electronically with the Commission on September 21, 1998.

      (15)  Omitted Financial Statements.
            Not applicable.

      (16)  Power of Attorney.
            (a) Power-of-Attorney is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-63881), filed electronically with the Commission on September 21, 1998.

            (b) Certificate of Secretary and resolution relating to the appointment of power of attorney is incorporated herein by reference to the Registrant's Registration on Form N-14 (File No. 333-63881), filed electronically with the Commission on September 21, 1998.

ITEM 17.    UNDERTAKINGS.
      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston, Commonwealth of Massachusetts on the 18th day of April, 1999.

                                             THE BRINSON FUNDS
                                     By:     /s/ E. Thomas McFarlan*
                                             ------------------------------
                                             E. Thomas McFarlan, President
                                             (Title)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE:                              TITLE:                  DATE:
/s/ E. Thomas McFarlan *                President               April 18, 1999
--------------------------------
E. Thomas McFarlan

/s/ Frank K. Reilly *                   Trustee, Chairman       April 18, 1999
--------------------------------
Frank K. Reilly

/s/ Walter E. Auch *                    Trustee                 April 18, 1999
--------------------------------
Walter E. Auch

/s/ Edward M. Roob *                    Trustee                 April 18, 1999
--------------------------------
Edward M. Roob

/s/ Carolyn M. Burke *                  Principal Accounting    April 18, 1999
-------------------------------         Officer, Secretary and
Carolyn M. Burke                        Treasurer

*By: Lloyd Lipsett
-------------
As Attorney-In-Fact and Agent Pursuant to Power of Attorney

                                  EXHIBIT INDEX

                                                                 Sequentially
                                                                 Numbered
Exhibit No.       Document                                       Page
-----------       --------                                       ----
EX-8              Tax opinion of Stradley, Ronon, Stevens
                  & Young, LLP